Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

On January 20, 2025, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB12.0 million ($1,644,173) as working capital for three years, with a maturity date of January 19, 2028. The loan bears a fixed interest rate of 5.0% per annum. The Company is required to make a semi-annual installment payment of RMB 0.6 million ($82,209) within the term of the loan, with last installment of RMB 9.0 million ($1,233,130) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, as well as Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li.

The Company evaluated the subsequent events through April 4, 2025, which is the date of the issuance of these consolidated financial statements, and concluded that there are no additional subsequent events except disclosed above that would have required adjustment or disclosure in the consolidated financial statements.